Other payables and accruals - Schedule Of Other Payables And Accruals (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Other Current Payables and Accruals Current [Line Items]
Contract liabilities	¥ 45,247	¥ 29,384
VIP Membership and Coupon Sales
Disclosure of Other Current Payables and Accruals Current [Line Items]
Contract liabilities	30,527	24,585
Customer Advances
Disclosure of Other Current Payables and Accruals Current [Line Items]
Contract liabilities	13,797	3,869
Others
Disclosure of Other Current Payables and Accruals Current [Line Items]
Contract liabilities	¥ 923	¥ 930